Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Lease Expense

The components of the Company’s lease expense are as follows:

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease cost	3,289	3,249	651
Short-term lease cost	-	-	-
Lease cost	3,289	3,249	651

Supplemental cash flow information related to its operating leases was as follows for the year ended March 31, 2023, 2024 and 2025:

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	4,514	4,151	651

The weighted average remaining lease terms and discount rates for all of its operating leases were as follows as of March 31, 2024 and 2025:

	As of March 31,
Remaining lease term and discount rate:	2024	2025
	RMB	RMB
Weighted average remaining lease term (years)	2.61	2.20
Weighted average discount rate	7.00%	3.45%

Schedule of Maturities of Lease Liabilities

Maturities of its lease liabilities for all operating leases are as follows as of March 31, 2025:

Year Ended March 31,
RMB
2026	1,230
2027	1,173
2028 and after	288
Total lease payments	2,691
Less: Interest	(104)
Present value of lease liabilities	2,587
Less current portion, record in current liabilities	(1,158)
Lease liabilities – non-current	1,429

Schedule of Minimum Lease Payments

The future minimum lease payments of the capital lease as of March 31, 2025 were as follows:

March 31,	Amount
2026	3,104
2027	78
2028	78
2029	65
Less: unearned discount	(208)
3,117
Less: Current portion lease liability	(2,927)
Lease liabilities – non-current	$190